Leases - Maturity profile of lease liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Leases
Undiscounted lease liability	€ 12,869	€ 11,142
Effect of discounting	(2,043)	(1,470)
Lease liability	10,826	9,672
Committed future lease contracts not yet commenced
Leases
Undiscounted lease liability	1,464	1,339
Committed future lease contracts not yet commenced | Vantage Towers AG
Leases
Undiscounted lease liability	€ 1,102	1,031
Lease term	8 years
Within one year
Leases
Undiscounted lease liability	€ 2,765	2,603
In more than one year but less than two years
Leases
Undiscounted lease liability	2,081	1,984
In more than two years but less than three years
Leases
Undiscounted lease liability	1,756	1,599
In more than three years but less than four years
Leases
Undiscounted lease liability	1,434	1,461
In more than four years but less than five years
Leases
Undiscounted lease liability	965	1,129
In more than five years
Leases
Undiscounted lease liability	€ 3,868	€ 2,366